Related Parties (Details)	Apr. 04, 2016 USD ($)	Apr. 04, 2016 ILS (₪)
Related Parties (Details) [Line Items]
Employment agreement percentage	50.00%	50.00%
Immediate Family Member of Management or Principal Owner [Member]
Related Parties (Details) [Line Items]
Monthly salary	$ 2,840	₪ 10,000
Gross Overtime monthly rate	700	2,500
Maximum aggregate monthly salary	$ 3,600	₪ 12,500